Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 17,639	$ 27,030	$ 22,449
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	21,325	20,467	22,102
Provision of/ (release of) doubtful accounts	3,229	(881)	2,919
Share-based compensation	8,774	4,497	4,406
Amortization	14,160	9,939	10,115
Provision for income taxes	(89)	(1,400)	428
Loss on sale of vessels, net	12,864	4,312	5,966
Loss from impairment of vessels	4,062	0	0
Gain on sale of subsidiary	0	(4,174)	0
Change in fair value of derivatives	(19,658)	674	1,469
Other non-cash charges	(870)	343	(39)
Decrease (increase) in:
Trade receivables	117,925	4,606	48,278
Due from related companies	(4,008)	594	880
Inventories	146,307	(25,081)	23,231
Prepayments and other current assets	(16,194)	(8,869)	(1,329)
(Decrease) increase in:
Trade payables	(122,687)	(1,076)	(8,642)
Other payables to related companies	(730)	442	(671)
Accrued and other current liabilities	9,866	17,552	(2,436)
Increase in other non-current assets	(746)	(20)	(1)
(Decrease)/ increase in other non-current liabilities	1,341	627	(45)
Payments for dry-docking	(10,304)	(8,999)	(5,561)
Net cash provided by operating activities	182,206	40,583	123,519
Cash flows from investing activities:
Advances for vessels under construction	(2,730)	(1,585)	(2,303)
Advances for vessel acquisitions	(7,786)	0	0
Advances for other fixed assets under construction	(61,405)	(62,675)	(62,366)
Proceeds from sale of subsidiary, net of cash surrendered	0	6,149	0
Business acquisitions	0	(127,390)	0
Net proceeds from sale of vessels	16,156	8,328	8,932
Net proceeds from sale of vessel to a related party	0	103	0
Purchase of other fixed assets	(7,955)	(5,136)	(844)
Decrease in restricted cash	4,226	385	0
Increase in restricted cash	0	0	(1,581)
Net cash used in investing activities	(59,494)	(181,821)	(58,162)
Cash flows from financing activities:
Proceeds from long-term debt	119,455	170,750	0
Repayment of long-term debt	(35,706)	(152,765)	(26,109)
Repayment of capital lease obligation	(395)	(1,181)	(1,267)
Net change in short-term borrowings	(127,612)	124,838	(27,482)
Repurchases of common stock	0	0	(19)
Financing costs paid	(3,279)	(11,067)	(390)
Dividends paid to non-controlling interest	(340)	(2,713)	0
Dividends paid	(2,403)	(1,884)	(1,860)
Net cash (used in)/ provided by financing activities	(50,280)	125,978	(57,127)
Effect of exchange rate changes on cash and cash equivalents	(5,456)	589	434
Net increase/ (decrease) in cash and cash equivalents	66,976	(14,671)	8,664
Cash and cash equivalents at beginning of year	62,575	77,246	68,582
Cash and cash equivalents at end of year	129,551	62,575	77,246
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	21,447	15,779	20,545
Cash paid during the year for income taxes:	3,388	737	7,467
Non cash advances for other fixed assets under construction:	4,150	0	0
Non cash advances for vessels under construction:	$ 1,151	$ 0	$ 0